As filed with the Securities and Exchange Commission on May 8, 2009

                                    Investment Company Act File Number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2009

Item 1: Report to Stockholders

--------------------------------------------------------------------------------
FLORIDA
DAILY MUNICIPAL                                                 600 FIFTH AVENUE
INCOME FUND                                                 NEW YORK, N.Y. 10020
                                                                  (212) 830-5200
================================================================================

Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on April 6, 2009, to approve a second extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through September 18, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential  aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;

o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;

o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;

o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds Reich & Tang continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk. Most recently, we have shortened the average maturities of our portfolios to be able to react quickly to the changing market conditions, and we will continue to monitor the markets to ensure that liquidity and safety remain our top priorities.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com..
--------------------------------------------------------------------------------

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We appreciate  your support during this turbulent  period and thank you for your
business.   While it is difficult  to predict the future as we navigate  through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.

Sincerely,


/s/Michael P. Lydon
Michael P. Lydon
President































--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED FEBRUARY 28, 2009
(UNAUDITED)

================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008 through February 28, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                         Beginning Account    Ending Account   Expenses Paid              Annualized
            Class A shares                Value 9/1/08        Value 2/28/09    During the period *    Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,005.10             $5.67                1.14%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,019.14             $5.71                1.14%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
            Class B shares              Beginning Account    Ending Account   Expenses Paid              Annualized
                                          Value 9/1/08       Value 02/28/09    During the period *    Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,006.20             $4.58                0.92%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,020.23             $4.61                0.92%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

*  Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (September 1,
2008 through February 28, 2009), multiplied by 181/365 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2009
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Commercial Paper (13.47%)
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000   City of Jacksonville, FL PCRB (Florida Power & Light Company)      03/11/09      0.83%  $ 1,000,000     P-1       A-1
 4,000,000   Hillsborough County Aviation Authority Airport Facilities-Series B
             LOC Landesbank Baden-Wurtemburg                                    03/05/09      0.90     4,000,000     P-1       A-1
 2,700,000   Palm Beach County, FL Health Facilities Authority
             (Pooled Hospital Loan Program) - Series 1985
             LOC SunTrust Bank                                                  03/17/09      0.50     2,700,000     VMIG-1    A-1
 1,500,000   School District of Palm Beach County, FL
             LOC Bank of America, N.A.                                          03/11/09      0.90     1,500,000     P-1       A-1
 1,000,000   Sunshine State Governmental Financing Commission - Series L
             LOC Dexia CLF                                                      03/10/09      1.85     1,000,000     P-1       A-1
----------                                                                                          ------------
10,200,000   Total Tax Exempt Commercial Paper                                                        10,200,000
----------                                                                                          ------------
Tax Exempt General Obligation Notes & Bonds (12.17%)
------------------------------------------------------------------------------------------------------------------------------------
$5,000,000   Commonwealth of Puerto Rico TRAN - Series 2009A4
             LOC KBC Bank, N.V.                                                 07/30/09      2.40%  $ 5,017,383     MIG-1    SP-1+
 2,200,000   Orange County, FL IDA Revenue Refunding Bond
             (Orlando-Hawaiian Motel Company Project) - Series 1985
             LOC US Bank, N.A.                                                  04/01/09      4.00     2,200,000     P-1       A-1+
 2,000,000   School Board of Hardee County, FL Revenue BAN - Series 2008(b)     11/01/09      3.75     2,000,000
----------                                                                                          ------------
 9,200,000   Total Tax Exempt General Obligation Notes & Bonds                                         9,217,383
----------                                                                                          ------------
Tax Exempt Variable Rate Demand Instruments (c) (77.54%)
------------------------------------------------------------------------------------------------------------------------------------
$3,850,000   Alachua County, FL HFA MHRB, Series 2006
             (Santa Fe I Apartments Project) (d)
             LOC Citibank, N.A.                                                 12/15/38      0.87%  $ 3,850,000                A-1
   800,000   BB&T Municipal Trust Floater Certificates - Series 5000 DLL
             Relating to Custodial Receipts, Series 2008-1 DLL,
             Related to a Pool of Municipal Obligations
             LOC Rabobank Nederland                                             10/01/28      0.82       800,000     VMIG-1
 4,000,000   Brevard County, FL Industrial Development Refunding RB
             (Pivotal Utility Holdings, Inc. Project) - Series 2005 (d)
             LOC Wells Fargo Bank, N.A.                                         10/01/24      0.87     4,000,000     VMIG-1
 2,000,000   Broward County, FL HFA MHRB
             (Palms of Deerfield Beach Apartments) - Series 2006 (d)
             LOC Citibank, N.A.                                                 08/15/38      0.87     2,000,000                A-1


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------

Tax Exempt Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$1,655,000   Broward County, FL HFA MHRRB
             (Jacaranda Village Apartments Project) - Series 1997
             LOC HSBC Bank US                                                   09/01/22      0.64%  $ 1,655,000     VMIG-1
 2,500,000   Capital Trust Agency, FL Air Cargo RB
             (Aero Miami FX, LLC Project) - Series 2004A (d)
             LOC JPMorgan Chase Bank, N.A                                       08/01/34      0.78     2,500,000               A-1+
 2,000,000   City of Gainesville, FL Utilities System RB -20007 Series A        10/01/36      0.83     2,000,000     VMIG-1    A-1+
   210,000   City of Pulaski and Giles County, TN Industrial Development Board
              RB (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank                                                   01/01/24      1.17       210,000     VMIG-1
 1,000,000   Collier County, FL Health Facilities Authority Health Facility RB
             (The Moorings, Incorporated Project) - Series 2000
             LOC Wachovia Bank, N.A.                                            12/01/24      0.61     1,000,000               A-1+
 1,000,000   County of Monroe, NY Industrial Development Agency IDRB
             (Flower City Printing, Inc. Project) - Series 1998 (d)
             LOC Key Bank, N.A.                                                 06/01/18      1.35     1,000,000     P-1       A-1
 1,200,000   Florida Development Finance Corporation Enterprise Bond Program
             IDRB (Press Ex, Inc. Project) - Series 2007B (d)
             LOC Branch Banking & Trust Company                                 07/01/17      0.85     1,200,000     P-1       A-1
 1,155,000   Florida Housing Finance Agency Housing RB
             (Caribbean Key Apartments Project) - 1996 Series F (d)
             Collateralized by Federal National Mortgage Association            06/01/26      0.74     1,155,000     VMIG-1
   900,000   Florida Housing Finance Agency Housing RB
             (Heron Park Apartments) - Series 1996U (d)
             Guaranteed by Federal National Mortgage Association                12/01/29      0.95       900,000     VMIG-1
 1,000,000   Florida Housing Finance Agency Housing RB
             (Tiffany Club Apartments Project) - 1996 Series P (d)
             LOC Federal Home Loan Mortgage Corporation                         09/01/26      0.74     1,000,000     VMIG-1
 1,500,000   Florida Housing Finance Corporation Housing RB
             (Heritage Pointe Apartments) - 1999 Series I-1 (d)
             Collateralized by Federal National Mortgage Association            09/15/32      0.74     1,500,000               A-1+
   900,000   Florida Housing Finance Corporation Housing RB
             (Timberline Apartments) - Series 1999P (d)
             Collateralized by Federal National Mortgage Association            10/15/32      0.62       900,000               A-1+
 4,000,000   Florida Housing Finance Corporation MMRB
             (Cutler Riverside Apartments) - 2008 Series I (d)
             LOC Federal Home Loan Mortgage Corporation                         06/01/48      0.70     4,000,000               A-1+

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2009
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$1,700,000   Illinois Finance Authority IDRB
             (Pollman North America, Inc. Project) - Series 2005 (d)
             LOC Fifth Third Bank                                               12/01/25      4.15%  $ 1,700,000     P-1       A-1
 2,790,000   Jacksonville, FL Economic Development Commission Special Facility
             Airport RB(Holland Sheltair Aviation Group Project)-Series 2008B(d)
             LOC SunTrust Bank                                                  05/01/39      0.92     2,790,000               A-1
   650,000   Marion County, FL IDA IDRB
             (Capris Furniture Industries Project) - Series 2005 (d)
             LOC SunTrust Bank                                                  02/01/25      0.97       650,000     P-1       A-1
 6,500,000   Miami-Dade County, FL IDA IDRB
             (Airbus Service Company, Inc. Project) - Series 1998A (d)
             LOC Calyon                                                         04/01/30      0.87     6,500,000               A-1+
 2,300,000   Miami-Dade County, FL IDA Solid Waste Disposal RB
             (Waste Management, Inc. of Florida Project) - Series 2007 (d)
             LOC JPMorgan Chase Bank, N.A                                       09/01/27      0.90     2,300,000               A-1+
 1,000,000   Miami-Dade County, FL IDA Solid Waste Disposal Revenue Refunding
             Bonds (Florida Power & Light Company Project) - Series 2003 (d)    02/01/23      0.65     1,000,000     VMIG-1
   400,000   Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990A (d)
             LOC Wachovia Bank, N.A.                                            12/01/20      0.73       400,000     VMIG-1    A-1+
 3,000,000   Palm Beach County, FL RB Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust Company                                         05/01/25      0.67     3,000,000               A-1+
   535,000   PUTTERS - Series 1179 Relating to Custodial Receipts,
             Series 2005-5 Evidencing Beneficial Owership of Orange County
             HFA MHRB (Lake Harris Cove Apartments) - Series 2005D (d)
             LOC JPMorgan Chase Bank, N.A                                       10/01/31      0.82       535,000     VMIG-1
 1,000,000   St. Lucie County, FL Pollution Control Revenue Refunding Bonds
             (Florida Power & Light Company Project) - Series 2000              09/01/28      0.62     1,000,000     VMIG-1    A-1
 2,200,000   Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A (d)
             LOC Branch Banking & Trust Company                                 10/01/15      0.83     2,200,000     VMIG-1
 2,675,000   Tampa, FL RB (CHF-Tampa, LLC Project for The University
             of Tampa) - Series 2005A
             LOC Royal Bank of Canada                                           10/01/37      0.60     2,675,000     VMIG-1    A-1+


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Interest      Value             Standard
    Amount                                                                        Date      Rate      (Note 1)    Moody's  & Poor's
   -------                                                                        ----      ----       ------     ------- ----------
Tax Exempt Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000   Town of Wood River, WI IDRB
             (Burnett Dairy Cooperative Project) - Series 2001A (d)
             LOC US Bank, N.A.                                                  07/01/16      0.97%  $ 1,000,000               A-1+
 2,000,000   Volusia County, FL IDA IDRB (Intellitec Project) - Series 2007A (d)
             LOC Bank of America, N.A.                                          10/01/37      0.90     2,000,000               A-1
 1,315,000   Washington State EDFA Economic Development, Series 1997-D RB
             (Mercer Island Partners Associates, LLC Project) Series 1997-D (d)
             LOC US Bank, N.A.                                                  06/01/27      0.92     1,315,000               A-1+
----------                                                                                          ------------
58,735,000   Total Tax Exempt Variable Rate Demand Instruments                                        58,735,000
----------                                                                                          ------------
             Total Investments (103.18%) (Cost $78,152,383+)                                          78,152,383
             Liabilities in excess of cash and other assets (-3.18%)                                  (2,405,946)
                                                                                                    ------------
             Net Assets (100%)                                                                      $ 75,746,437
                                                                                                    ============

             +   Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
     (a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

          In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

     (b) Securities that are not rated which the Fund's investment manager has determined to be of comparable quality to those rated securities in which the Fund invests

     (c) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

     (d)  Security subject to alternative minimum tax.

KEY:
     BAN      =   Bond Anticipation Notes                     MHRRB     =  Multi-Family Housing Revenue Refunding Bond
     EDFA     =   Economic Development Finance Authority      MMRB      =  Multi-Family Mortgage Revenue Bond
     HFA      =   Housing Finance Authority                   PCRB      =  Pollution Control Revenue Bond
     IDA      =   Industrial Development Authority            PUTTERS   =  Puttable Tax-Exempt Receipt
     IDRB     =   Industrial Development Revenue Bond         RB        =  Revenue Bond
     LOC      =   Letter of Credit                            TRAN      =  Tax and Revenue Anticipation Notes
     MHRB     =   Multi-Family Housing Revenue Bond

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS
FEBRUARY 28, 2009
(UNAUDITED)

================================================================================

BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE

---------------------------- ------------------------------- -----------------------------
          States                         Value                      % of Portfolio
---------------------------- ------------------------------- -----------------------------
Florida                              $   67,110,000                       85.87%
Illinois                                  1,700,000                        2.18
New York                                  1,000,000                        1.28
Puerto Rico                               5,017,383                        6.42
Tennessee                                   210,000                        0.27
Washington                                1,315,000                        1.68
Wisconsin                                 1,000,000                        1.28
Various States                              800,000                        1.02
---------------------------- ------------------------------- -----------------------------
Total                                $   78,152,383                      100.00%
---------------------------- ------------------------------- -----------------------------

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY DATE

---------------------------- ------------------------------- -----------------------------
  Securities Maturing in                 Value                      % of Portfolio
---------------------------- ------------------------------- -----------------------------
Less than 31 days                    $   68,935,000                       88.21%
31 through 60                             2,200,000                        2.81
61 through 90                                   -0-                        -0-
91 through 120                                  -0-                        -0-
121 through 180                           5,017,383                        6.42
Over 180 days                             2,000,000                        2.56
---------------------------- ------------------------------- -----------------------------
Total                                $   78,152,383                      100.00%
---------------------------- ------------------------------- -----------------------------

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2009
(UNAUDITED)

================================================================================

ASSETS:
  Investments in securities, at amortized cost (Note 1)......................................      $    78,152,383
  Accrued interest receivable................................................................              162,707
  Prepaid expenses...........................................................................               15,782
                                                                                                   ---------------
       Total assets..........................................................................           78,330,872
                                                                                                   ---------------
LIABILITIES:

  Payable to affiliates (Note 2).............................................................               42,191
  Due to Custodian...........................................................................            2,484,274
  Accrued expenses...........................................................................               57,888
  Dividends payable..........................................................................                   80
  Other payable..............................................................................                    2
                                                                                                   ---------------
       Total liabilities.....................................................................            2,584,435
                                                                                                   ---------------
  Net assets.................................................................................      $    75,746,437
                                                                                                   ===============
SOURCE OF NET ASSETS:

  Net capital paid in on shares of beneficial interest (Note 5)..............................      $    75,745,339
  Accumulated undistributed net realized gain................................................                1,098
                                                                                                   ---------------
  Net assets.................................................................................      $    75,746,437
                                                                                                   ===============

Net asset value, per share (Note 5):

  Class Name                                       Net Assets         Shares Outstanding         Net Asset Value
  Class A Shares............................       $51,209,056            51,207,139                  $1.00
  Class B Shares............................       $24,537,381            24,536,463                  $1.00




--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009
(UNAUDITED)

================================================================================

INVESTMENT INCOME
Income:
    Interest....................................................................$         865,594
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          166,014
    Administration fee..........................................................           87,157
    Shareholder servicing fee (Class A shares)..................................           71,817
    Custodian expenses..........................................................            3,675
    Shareholder servicing and related shareholder expenses+.....................           38,309
    Legal, compliance and filing fees...........................................           32,533
    Audit and accounting........................................................           42,030
    Trustees' fees and expenses.................................................            7,895
    Other.......................................................................           11,959
                                                                                -----------------
       Total expenses...........................................................          461,389
       Less: Fees waived (Note 2) ..............................................          (17,844)
                                                                                -----------------
       Net expenses.............................................................          443,545
                                                                                -----------------
Net investment income...........................................................          422,049

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................            1,098
                                                                                -----------------
Increase in net assets from operations.......................................... $        423,147
                                                                                =================

+    Includes class specific transfer agency expenses of $15,651 and $6,377 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS



================================================================================

                                                                        Six Months Ended
                                                                        February 28, 2009           Year Ended
                                                                           (Unaudited)           August 31, 2008
INCREASE (DECREASE) IN NET ASSETS                                      ------------------        -----------------
Operations:
     Net investment income........................................     $         422,049         $        1,636,307
     Net realized gain (loss) on investments......................                 1,098                        745
                                                                       -----------------         ------------------
     Increase in net assets from operations.......................               423,147                  1,637,052
                                                                       -----------------         ------------------
Dividends to shareholders from net investment income*:
     Class A Shares...............................................              (266,663)                  (786,875)
     Class B Shares...............................................              (155,386)                  (849,432)
                                                                       -----------------         ------------------
     Total dividends to shareholders..............................              (422,049)                (1,636,307)
                                                                       -----------------         ------------------
Distributions to shareholders from realized gains on investments:
     Class A Shares.............................................                    (537)                       -0-
     Class B Shares.............................................                    (208)                       -0-
                                                                       -----------------         ------------------
     Total distributions to shareholders........................                    (745)                       -0-
Transactions in shares of beneficial interest (Note 5):
     Class A Shares...............................................             5,194,405                  7,302,245
     Class B Shares...............................................           (23,427,245)                11,124,874
                                                                       -----------------         ------------------
     Total capital share transactions.............................           (18,232,840)                18,427,119
                                                                       -----------------         ------------------
         Total increase (decrease)................................           (18,232,487)                18,427,864
Net assets:
     Beginning of period..........................................            93,978,924                 75,551,060
                                                                       -----------------         ------------------
     End of period................................................     $      75,746,437         $       93,978,924
                                                                       =================         ==================
Undistributed net investment income...............................     $             -0-         $              -0-
                                                                       =================         ==================

*    Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)


================================================================================

1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, (the "Fund"), a Massachusetts Business Trust, is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a short term, tax-exempt money market fund and its objective is to seek as high a level of current income exempt from regular federal income tax and, to the extent possible, from the Florida intangible personal property tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. Effective January 1, 2007, the Florida intangible personal property tax was repealed.Therefore, there is no longer a need for the Fund to seek investments that are exempt from the Florida intangible personal property tax.The Fund has two classes of stock authorized, Class A and Class B shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -
   Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

   b) Securities Transactions and Investment Income -
   Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

   c) Federal Income Taxes -
   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

   Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

   d) Dividends and Distributions -
   Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

   e) Accounting Estimates -
   The  preparation  of  financial  statements  in  conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

1. Summary of Accounting Policies (continued)

   f) Representations and Indemnifications -
   In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   g) Allocation of Income and Expenses -
   The Fund may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended February 28, 2009 and year ended August 31, 2008, class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

   h)  Risks -
   The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

   The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

   Since, many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investment in municipal securities.

   There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

   In a low interest rate environment, such as the environment that existed at February 28, 2009, Reich & Tang Asset Management LLC (the "Manager") and Reich & Tang Distributors, Inc. (the "Distributor") have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager equal to an annual rate of 0.40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================


2. Investment Management Fees and Other Transactions with Affiliates (continued)

As of February 28, 2009, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                        Affiliate                    Amount
     --------                        ---------                    ------
   Management fee                    Manager                 $    23,892
   Administration fee                Manager                      12,543
   Shareholder servicing fee         Distributor                   2,512
   Transfer Agency fees              Reich & Tang Services, Inc.
                                     (the "TA")                    3,244
                                                             -----------
         Total                                               $    42,191
                                                             ===========

For the period ended February 28, 2009 the Manager and Distributor voluntarily waived the following fees:

  Administration fees  ...................................   $     6,449
  Shareholder servicing fees - Class A....................        11,395
                                                             -----------
         Total                                               $    17,844
                                                             ===========

The Manager and Distributor have no right to recoup prior waivers. Included in the above amounts were waivers to maintain a minimum, non-negative yield as follows: Shareholder servicing fees - Class A $11,395.

Trustees of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman receives an additional annual fee of $9,200, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the
Connecticut Daily Tax Free Income Fund, Inc., the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. For the period ended February 28, 2009 these fees amounted to:

                                                   Amount           Net Rate
 Class A shares.............................     $  14,466            0.05%
 Class B Shares.............................         6,436            0.05%
                                                 ---------
 Total Transfer Agency Fees.................     $  20,902
                                                 =========

As of February 28, 2009, no Directors or Officers had investments in the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the period ended February 28, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses.

   Purchases.......................................         $ 27,005,000
   Sales...........................................           28,130,000
   Gain/(Loss).....................................                  -0-

4. Compensating Balance Arrangement and Other Transactions

The Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the "Bank"). To compensate the Bank for such activity the Fund may leave funds or overdraft funds as a compensating balance in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit will be offset against the Fund's safekeeping fees which are included as part of the custodian expenses:

5. Transactions in Shares of Beneficial Interest

At February 28, 2009, an unlimited number of shares of beneficial interest of $.001 par value were authorized. Transactions, all at $1.00 per share, were as follows:

                                                    Six Months Ended                        Year Ended
                                                    February 28, 2009                     August 31, 2008
                                                    -----------------                     ---------------
Class A Shares                                Net Assets          Shares           Net Assets          Shares
--------------                              --------------   --------------       --------------   -------------
Sold...................................... $   112,716,364      112,716,364      $  173,393,480      173,393,480
Issued on reinvestment of dividends.......         274,563          274,563             840,631          840,631
Redeemed..................................    (107,797,784)    (107,797,784)       (166,895,866)    (166,895,866)
Additional paid-in-capital*...............           1,262              -0-                 -0-              -0-
                                            --------------   --------------       -------------    -------------
Net increase (decrease)................... $     5,194,405        5,193,143      $    7,302,245        7,302,245
                                            ==============   ==============       ==============   =============
Class B Shares
--------------
Sold...................................... $    70,967,249       70,967,249      $  236,671,677      236,671,677
Issued on reinvestment of dividends.......         140,658          140,658             405,614          405,614
Redeemed..................................     (94,535,627)     (94,535,627)       (225,952,417)    (225,952,417)
Additional paid-in-capital*...............             475              -0-                 -0-              -0-
                                            --------------   --------------       -------------    -------------
Net increase (decrease)................... $   (23,427,245)     (23,427,720)     $   11,124,874       11,124,874
                                            ==============   ==============       ==============   =============

*  During the period ended February 28, 2009, the TA allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 91% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution. At February 28, 2009, in the opinion of the manager, the Fund had no significant concentrations of holdings with letters of credit from one or more financial institutions.

7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

8. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on September 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

8. Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Fund's investments as of February 28, 2009:

Valuation Inputs                               Investment in Securities
----------------                               ------------------------
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs         78,152,383
Level 3 - Significant Unobservable Inputs                    -0-
                                                   -------------
Total                                              $  78,152,383
                                                   =============

For the period ended February 28, 2009, there were no Level 1 or 3 investments.

9. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 64,319,777. This expense is borne by the Fund.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

10. Subsequent Event

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================

10. Financial Highlights

                                            Six Months
                                               Ended                         Years Ended August 31,
                                         February 28, 2009 -------------------------------------------------------------
Class A shares                              (Unaudited)     2008         2007         2006         2005          2004
--------------                              ----------    ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....... $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                            ----------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income..................     0.005        0.017        0.027        0.022        0.010         0.001
    Net realized and unrealized gain (loss)
    on investments.........................     0.000        0.000         --           --          0.000          --
                                            ----------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations.........     0.005        0.017        0.027        0.022        0.010         0.001
                                            ----------    ----------   ----------   ----------   ----------   ----------
Less distributions from:
    Dividends from net investment income...    (0.005)      (0.017)      (0.027)      (0.022)      (0.010)       (0.001)
     Net realized gains on investments.....      --           --           --           --          0.000          --
                                            ----------    ----------   ----------   ----------   ----------   ----------
  Total Distributions......................    (0.005)      (0.017)      (0.027)      (0.022)      (0.010)       (0.001)
                                            ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period............. $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                            ==========    ==========   ==========   ==========   ==========   ==========
Total Return...............................     0.51%(a)     1.73%        2.71%        2.20%        1.02%         0.12%

Ratios/Supplemental Data
Net assets, end of period (000's).......... $  51,209     $ 46,014     $ 38,712     $ 83,599     $ 72,975     $  63,766
Ratios to average net assets:
  Expenses (net of fees waived) (b)........     1.14%(c)     1.05%        1.00%        0.99%        0.99%         0.95%
  Net investment income....................     0.93%(c)     1.68%        2.67%        2.17%        1.04%         0.12%
  Management and/or administration fees waived  0.02%(c)     0.07%        0.17%        0.16%        0.16%         0.16%
  Shareholder servicing fees waived........     0.04%(c)      --          0.00%        0.01%         --           0.01%
  Expenses paid indirectly.................      --          0.00%        0.00%         --          0.00%         0.00%

(a) Unannualized
(b) Includes expenses paid indirectly, if applicable.
(c) Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

10. Financial Highlights (continued)

                                            Six Months
                                               Ended                         Years Ended August 31,
                                         February 28, 2009 -------------------------------------------------------------
Class B shares                              (Unaudited)     2008         2007         2006         2005          2004
--------------                              ----------    ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....... $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                            ----------    ----------   ----------   ----------   ----------   ----------
Income from investment operations:
    Net investment income..................     0.006        0.020        0.029        0.024        0.013         0.004
    Net realized and unrealized gain (loss)
    on investments.........................     0.000         --           --           --          0.000          --
                                            ----------    ----------   ----------   ----------   ----------   ----------
  Total from investment operations.........     0.006        0.020        0.029        0.024        0.013         0.004
                                            ----------    ----------   ----------   ----------   ----------   ----------
Less distributions from:
    Dividends from net investment income...    (0.006)      (0.020)      (0.029)      (0.024)      (0.013)       (0.004)
     Net realized gains on investments.....      --           --           --           --          0.000          --
                                            ----------    ----------   ----------   ----------   ----------   ----------
  Total Distributions......................    (0.006)      (0.020)      (0.029)      (0.024)      (0.013)       (0.004)
                                            ----------    ----------   ----------   ----------   ----------   ----------
Net asset value, end of period............. $   1.00      $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                            ==========    ==========   ==========   ==========   ==========   ==========
Total Return...............................     0.62%(a)     2.00%        2.98%        2.48%        1.31%         0.37%

Ratios/Supplemental Data
Net assets, end of period (000's).......... $  24,537     $ 47,965     $ 36,839     $ 49,550     $ 44,156     $  49,080
Ratios to average net assets:
  Expenses (net of fees waived) (b) .......     0.92%(c)     0.79%        0.74%        0.72%        0.70%         0.69%
  Net investment income....................     1.22%(c)     1.94%        2.94%        2.44%        1.27%         0.37%
  Management and/or administration fees waived  0.02%(c)     0.07%        0.17%        0.16%        0.16%         0.16%
  Expenses paid indirectly.................      --          0.00%        0.00%         --          0.00%         0.00%

(a) Unannualized
(b) Includes expenses paid indirectly, if applicable.
(c) Annualized



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
--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING
Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an           FLORIDA
effective  prospectus,   which  includes  information           DAILY
regarding   the  Fund's   objectives   and  policies,           MUNICIPAL
experience  of  its  management,   marketability   of           INCOME
shares, and other information.                                  FUND
------------------------------------------------------


Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                             Semi-Annual Report
     600 Fifth Avenue                                         February 28, 2009
     New York, New York 10020                                    (Unaudited)


  Distributor
     Reich & Tang Distributor, Inc
     600 Fifth Avenue
     New York, New York 10020



FL2/09S




Item 2:    Code of Ethics

Not Applicable.

Item 3: Audit Committee Financial Expert

Not Applicable.

Item 4: Principal Accountant Fees and Services

Not Applicable.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

                        /s/ Joseph Jerkovich
 By (Signature and Title)*_____________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: May 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date: May 8, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: May 8, 2009

* Print the name and title of each signing officer under his or her signature.